Loans (Details 7) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Residential real estate, excluding PCI [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	$ 4,557	$ 2,892
Without an allowance	787	138
Total impaired loans	5,344	3,030
Allowance for loan losses related to impaired loans	811	737
Unpaid principal balance of impaired loans	7,195	3,537
Impaired loans on non-accrual status	1,267	920
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	4,542	2,773	809
Interest income on impaired loans	216	148	54
Interest income on impaired loans on a cash basis	35	16	2
Home Equity - Senior Lien [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	211	167
Without an allowance	15	1
Total impaired loans	226	168
Allowance for loan losses related to impaired loans	77	73
Unpaid principal balance of impaired loans	265	178
Impaired loans on non-accrual status	38	30
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	207	142	39
Interest income on impaired loans	15	7	2
Interest income on impaired loans on a cash basis	1	1
Home Equity - Junior Lien [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	258	221
Without an allowance	25	1
Total impaired loans	283	222
Allowance for loan losses related to impaired loans	82	100
Unpaid principal balance of impaired loans	402	273
Impaired loans on non-accrual status	63	43
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	266	187	39
Interest income on impaired loans	10	9	3
Interest income on impaired loans on a cash basis	1	1
Prime Mortgages, including option ARMs [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	1,525	552
Without an allowance	559	90
Total impaired loans	2,084	642
Allowance for loan losses related to impaired loans	97	70
Unpaid principal balance of impaired loans	2,751	783
Impaired loans on non-accrual status	534	249
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	1,530	496	41
Interest income on impaired loans	70	34	2
Interest income on impaired loans on a cash basis	14	8
Subprime Mortgage [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	2,563	1,952
Without an allowance	188	46
Total impaired loans	2,751	1,998
Allowance for loan losses related to impaired loans	555	494
Unpaid principal balance of impaired loans	3,777	2,303
Impaired loans on non-accrual status	632	598
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	2,539	1,948	690
Interest income on impaired loans	121	98	47
Interest income on impaired loans on a cash basis	$ 19	$ 6	$ 2